Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,270,156	1,028,255	2,178,439	915,260
Weighted-average exercise price	$ 135	$ 142.54	$ 136.27	$ 143.28